Share Capital and Reserves - Summary of Share Capital (Parenthetical) (Detail) - € / shares shares in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value per share		€ 0.32	€ 0.32
Percentage of shares representing in total issued share capital		93.71%	93.71%
Cancellation of treasury shares	[1]	(44)
Income Shares [member]
Disclosure of classes of share capital [line items]
Par value per share		€ 0.02	€ 0.02
Percentage of shares representing in total issued share capital		5.86%	5.86%
Description of voting rights		Income Shares carry no voting rights.
Date of issued share capital created		Aug. 29, 1988
Cancellation of treasury shares	[1]	(44)

[1]	During 2019 43,750,000 Ordinary Shares (including Income Shares) were cancelled. The amount paid to repurchase these shares was initially recognised in Treasury Shares/own shares and was transferred to retained income on cancellation.